Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Energy Portfolio
September 30, 2022
VNR-NPRT3-1122
1.807722.118
Common Stocks - 99.0%
	Shares	Value ($)
Energy Equipment & Services - 10.4%
Oil & Gas Drilling - 0.8%
Nabors Industries Ltd. (a)	3,360	340,872
Nabors Industries Ltd. warrants 6/11/26 (a)	2,992	54,305
Odfjell Drilling Ltd. (a)	297,500	647,504
Odfjell Technology Ltd. (a)	71,283	144,429
Shelf Drilling Ltd. (a)(b)	254,373	358,383
Valaris Ltd. (a)	63,300	3,097,902
		4,643,395
Oil & Gas Equipment & Services - 9.6%
Baker Hughes Co. Class A	19,860	416,266
Cactus, Inc.	13,640	524,185
Halliburton Co.	627,200	15,441,664
Nextier Oilfield Solutions, Inc. (a)	924,060	6,838,044
NOV, Inc.	196,200	3,174,516
Oceaneering International, Inc. (a)	249,500	1,986,020
ProPetro Holding Corp. (a)	353,730	2,847,527
Schlumberger Ltd.	559,549	20,087,809
Technip Energies NV	51,402	582,527
TechnipFMC PLC (a)	1,014,126	8,579,506
		60,478,064
TOTAL ENERGY EQUIPMENT & SERVICES		65,121,459
Independent Power and Renewable Electricity Producers - 0.7%
Independent Power Producers & Energy Traders - 0.7%
The AES Corp.	10,620	240,012
Vistra Corp.	186,129	3,908,709
		4,148,721
Oil, Gas & Consumable Fuels - 87.9%
Coal & Consumable Fuels - 0.9%
Arch Resources, Inc. (c)	16,600	1,968,760
CONSOL Energy, Inc.	10,300	662,496
Enviva, Inc.	4,230	254,054
Peabody Energy Corp. (a)(c)	104,900	2,603,618
		5,488,928
Integrated Oil & Gas - 38.1%
Cenovus Energy, Inc. (Canada)	1,629,500	25,032,027
Chevron Corp.	298,096	42,827,452
Exxon Mobil Corp.	1,532,848	133,832,953
Imperial Oil Ltd.	129,800	5,620,109
Occidental Petroleum Corp.	383,970	23,594,957
Occidental Petroleum Corp. warrants 8/3/27 (a)	11,000	435,820
Suncor Energy, Inc.	288,720	8,130,603
		239,473,921
Oil & Gas Exploration & Production - 34.3%
Antero Resources Corp. (a)	381,660	11,652,080
APA Corp.	266,150	9,099,669
Callon Petroleum Co. (a)	35,335	1,237,078
Canadian Natural Resources Ltd. (c)	454,930	21,176,385
Chesapeake Energy Corp. (c)	35,670	3,360,471
Chord Energy Corp.	22,115	3,024,669
Civitas Resources, Inc.	58,874	3,378,779
ConocoPhillips Co.	325,509	33,312,591
Coterra Energy, Inc.	236,181	6,169,048
Devon Energy Corp.	302,740	18,203,756
Diamondback Energy, Inc.	44,800	5,396,608
EOG Resources, Inc.	104,902	11,720,700
EQT Corp.	125,500	5,114,125
Hess Corp.	228,500	24,904,215
Magnolia Oil & Gas Corp. Class A	127,040	2,516,662
National Energy Services Reunited Corp. (a)	420,150	2,495,691
Northern Oil & Gas, Inc.	34,250	938,793
Ovintiv, Inc.	218,560	10,053,760
PDC Energy, Inc.	260,334	15,044,702
Pioneer Natural Resources Co.	82,344	17,829,946
Range Resources Corp. (a)	210,860	5,326,324
SM Energy Co.	72,670	2,733,119
Viper Energy Partners LP	20,460	586,384
		215,275,555
Oil & Gas Refining & Marketing - 8.6%
Marathon Petroleum Corp.	205,676	20,429,797
Phillips 66 Co.	121,032	9,769,703
Valero Energy Corp.	225,720	24,118,182
		54,317,682
Oil & Gas Storage & Transport - 6.0%
Cheniere Energy, Inc.	153,690	25,498,708
Energy Transfer LP	766,930	8,459,238
Golar LNG Ltd. (a)	94,230	2,348,212
Targa Resources Corp.	19,440	1,173,010
		37,479,168
TOTAL OIL, GAS & CONSUMABLE FUELS		552,035,254
TOTAL COMMON STOCKS (Cost $459,232,700)		621,305,434

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	17,736,592	17,740,140
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	28,117,489	28,120,301
TOTAL MONEY MARKET FUNDS (Cost $45,860,441)		45,860,441

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $505,093,141)	667,165,875
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(39,295,662)
NET ASSETS - 100.0%	627,870,213

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $358,383 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	3,615,128	277,883,412	263,758,400	30,888	-	-	17,740,140	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	12,397,003	183,562,565	167,839,267	25,464	-	-	28,120,301	0.1%
Total	16,012,131	461,445,977	431,597,667	56,352	-	-	45,860,441

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Sales proceeds in the table above include the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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